UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22908

Blackstone Real Estate Income Master Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Judy Turchin, Esq.

c/o Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

WITH COPIES TO:

Sarah E. Cogan, Esq.

Michael W. Wolitzer, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: December 31

Date of reporting period: 7/1/15 - 6/30/16

ITEM 1. PROXY VOTING RECORD.

	Apollo Commercial Real Estate Finance, Inc.	Ticker:	ARI	CUSIP: 03762U105	Meeting Date: 5/12/2016

Item #	Proposal:	Proposed By:	Vote Cast:	Recommendation:

1	The election of seven directors to serve on ARI’s board of directors until ARI’s 2017 annual meeting of stockholders and until their respective successors are duly elected and qualify	Issuer	For	For

2	The ratification of the appointment of Deloitte & Touche LLP as ARI’s independent registered public accounting firm for the 2016 fiscal year	Issuer	For	For

3	The resolution to approve, on an advisory basis, the compensation of ARI’s named executive officers	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Blackstone Real Estate Income Master Fund

By (Signature and Title):	/s/ Michael Nash
Michael Nash
Chairman, Chief Executive Officer and President

Date:  August 19, 2016